Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents the Company’s fair value hierarchy for financial assets and liabilities:

	Fair Value Measurements as of March 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$3,409	$—	$—	$3,409
Private Placement Warrants	—	—	2,313	2,313
Earnout liability	—	—	57,520	57,520

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$2,381	$—	$—	$2,381
Private Placement Warrants	—	—	1,723	1,723
Earnout liability	—	—	32,110	32,110

The following table presents the Company’s fair value hierarchy for financial assets and liabilities:

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$2,381	$—	$—	$2,381
Private Placement Warrants	—	—	1,723	1,723
Earnout liability	—	—	32,110	32,110

	Fair Value Measurements as of May 26, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$5,397	$—	$—	$5,397
Private Placement Warrants	—	—	3,834	3,834
Earnout liability	—	—	93,880	93,880

Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Private Placement Warrants and Earnout Liability
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Private Placement Warrants as of March 31, 2023 and December 31, 2022:

	As of
	March 31, 2023	December 31, 2022
Stock price	$6.19	$3.73
Exercise price	$11.50	$11.50
Risk-free rate	3.6%	4.0%
Volatility	26.1%	42.2%
Term (in years)	4.2	4.4
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Earnout liability as of March 31, 2023 and December 31, 2022:

	As of
	March 31, 2023	December 31, 2022
Stock price	$6.19	$3.73
Risk-free rate	3.7%	4.1%
Volatility	62.5%	70.0%
Term (in years)	3.7	4.4

The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Private Placement Warrants as of December 31, 2022 and the Closing Date:

	As of
	December 31, 2022	May 26, 2022
Stock price	$3.73	$9.02
Exercise price	$11.50	$11.50
Risk-free rate	4.0%	2.7%
Volatility	42.2%	13.4%
Term (in years)	4.4	5.0
The following table provides the significant inputs to the Monte Carlo simulation for the fair value of the Earnout liability as of December 31, 2022 and the Closing Date, the date of initial measurement:

	As of
	December 31, 2022	May 26, 2022
Stock price	$3.73	$9.02
Risk-free rate	4.1%	2.7%
Volatility	70.0%	60.0%
Term (in years)	4.4	5.0

Summary of Changes in the Fair Value of Company's Level 3 Financial Instruments
The following table presents the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value as of March 31, 2023 and December 31, 2022:

	Private Placement Warrants	Earnout Liability	Total
Fair value as of December 31, 2022	$1,723	$32,110	$33,833
Loss from change in fair value	590	25,410	26,000

Fair value as of March 31, 2023	$2,313	$57,520	$59,833

The following table presents the changes in fair value of the Company’s Level 3 financial instruments that are measured at fair value as of December 31, 2022 and the Closing Date, the date of initial measurement:

	Private Placement Warrants	Earnout Liability	Total
Fair value as of May 26, 2022 (initial measurement)	$3,834	$93,880	$97,714
Gain from change in fair value	(2,111)	(61,770)	(63,881)

Fair value as of December 31, 2022	$1,723	$32,110	$33,833